Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

Lease Commitments

At various dates throughout 2014 and during the three months ended March 31, 2015, the Company entered into leases and subleases for office space. The leases expire at various dates through 2021.

The Company’s commitments for minimum rentals under these leases as of March 31, 2015 are as follows:

Operating leases
2015 (remaining 9 months)	$3,100
2016	1,781
2017	1,123
2018	874
2019	613
Thereafter	1,063

Total minimum lease payments	$8,554

Rent expense was $485 and $625 for the three months ended March 31, 2014 and 2015, respectively.

Irrevocable Standby Letter of Credit

On July 2, 2013, the Company entered into an irrevocable standby letter of credit in the amount of $334 for the benefit of its sub landlord. The irrevocable standby letter of credit is for a one-year term and expires on July 2, 2014 and may be canceled prior to the expiration date upon the written request of the beneficiary. The letter of credit was automatically renewed on July 2, 2014 and the expiration date was extended to July 2, 2015.

In February 2014, the Company entered into an irrevocable standby letter of credit in the amount of $408 for the benefit of one of its lessors. The irrevocable standby letter of credit is for a one year term and expires in February 2015 and may be canceled prior to the expiration date upon the written request of the beneficiary.

The Company is contractually required to keep the letters of credit for the term of the lease, therefore, the letters of credit are recorded as restricted cash and are classified as long-term assets on the condensed consolidated Balance Sheets.

Legal

The Company is involved from time to time in various claims and legal actions arising in the ordinary course of business. While it is not feasible to predict or determine the ultimate outcome of these matters, the Company believes that none of its current legal proceedings will have a material adverse effect on its financial position or results of operations.

6. Commitments and Contingencies

Lease Commitments

At various dates throughout 2013 and during the year ended December 31, 2014, the Company entered into leases and subleases for office space. The leases expire at various dates through 2021.

The Company’s commitments for minimum rentals under these leases as of December 31, 2014 are as follows:

Operating leases
2015	$1,882
2016	1,530
2017	1,078
2018	884
Thereafter	1,694

Total minimum lease payments	$7,068

Rent expense was $555, $1,178, and $2,178 for the years ended December 31, 2012, 2013, and 2014, respectively.

Irrevocable Standby Letter of Credit

On July 2, 2013, the Company entered into an irrevocable standby letter of credit in the amount of $334 for the benefit of its sub landlord. The irrevocable standby letter of credit is for a one-year term and expires on July 2, 2014 and may be canceled prior to the expiration date upon the written request of the beneficiary. The letter of credit was automatically renewed on July 2, 2014 and the expiration date was extended to July 2, 2015.

In February 2014, the Company entered into an irrevocable standby letter of credit in the amount of $408 for the benefit of one of its lessors. The irrevocable standby letter of credit is for a one-year term and expires in February 2015 and may be canceled prior to the expiration date upon the written request of the beneficiary.

The Company is contractually required to keep the letters of credit for the term of the lease, therefore, the letters of credit are recorded as restricted cash and are classified as long-term assets on the consolidated Balance Sheets.

Legal

The Company is involved from time to time in various claims and legal actions arising in the ordinary course of business. While it is not feasible to predict or determine the ultimate outcome of these matters, the Company believes that none of its current legal proceedings will have a material adverse effect on its financial position or results of operations.